Accounts receivable, net - Summary of movements in allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, net
Balance at beginning of the year	¥ (28,772)	¥ (19,263)
Additions	(20,121)	(22,373)
Reversals	2,257	10,328
Write-offs	20	2,536
Balance at end of the year	¥ (46,616)	¥ (28,772)